Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net income attributable to Vale's stockholders:
Net income attributable to Vale's stockholders	$ 7,586	$ 995	$ 13,132	$ 1,234
Thousands of shares
Weighted average number of shares outstanding - common shares	5,097,908	5,129,911	5,113,959	5,129,254
Common share
Basic and diluted earnings per share:
Common share (US$)	$ 1.49	$ 0.19	$ 2.57	$ 0.24